Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 1,470	$ 684
Other Comprehensive Income (Loss), Before Tax	(281)	811
Reclassification on Divestiture (Note 5)	12
Income Tax (Expense) Recovery	7	(25)
Ending balance	1,208	1,470
Pension and Other Post-Retirement Benefits
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	99	28
Other Comprehensive Income (Loss), Before Tax	(58)	96
Reclassification on Divestiture (Note 5)	0
Income Tax (Expense) Recovery	14	(25)
Ending balance	55	99
Private Equity Instruments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	29	27
Other Comprehensive Income (Loss), Before Tax	63	2
Reclassification on Divestiture (Note 5)	0
Income Tax (Expense) Recovery	(7)	0
Ending balance	85	29
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	1,342	629
Other Comprehensive Income (Loss), Before Tax	(286)	713
Reclassification on Divestiture (Note 5)	12
Income Tax (Expense) Recovery	0	0
Ending balance	$ 1,068	$ 1,342